Equity - Earnings (loss) per share (Details) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 USD ($) $ / shares shares		Dec. 31, 2021 $ / shares [1]	Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2020 $ / shares [1]
Equity
Net income (loss) for the year | $	$ (80,224)		$ 106,453	[1]		$ (191,722)	[1]
Weighted average number of shares outstanding (in thousands):
Basic	1,155,030		1,152,256			1,004,965
Diluted	1,165,135		1,165,612			1,021,286
EPS- LPS :
Basic | (per share)	$ (0.069)	$ (0.069)	$ 0.092		$ 0.092	$ (0.191)		$ (0.191)
Diluted | (per share)	$ (0.069)	$ (0.069)	$ 0.091		$ 0.091	$ (0.188)		$ (0.188)

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.